Personnel - Disclosure of detailed information about number of people employed (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employees
Number of employees	36,400	36,500	35,700
Average number of employees during the year	36,500	36,500	34,700
North America
Employees
Number of employees	14,700	14,900	14,900
Average number of employees during the year	14,900	15,000	14,500
Europe
Employees
Number of employees	9,300	10,000	9,800
Average number of employees during the year	9,600	9,900	9,500
United Kingdom
Employees
Number of employees	5,600	6,000	5,800
Average number of employees during the year	5,700	5,900	5,600
Rest of world
Employees
Number of employees	12,400	11,600	11,000
Average number of employees during the year	12,000	11,600	10,700
Operating segments
Employees
Number of employees	35,800	35,900	34,900
Average number of employees during the year	35,900	35,900	33,900
Operating segments | Risk
Employees
Number of employees	11,000	11,100	10,800
Average number of employees during the year	11,000	10,900	10,400
Operating segments | Scientific, technical & medical
Employees
Number of employees	9,700	9,500	9,500
Average number of employees during the year	9,600	9,600	9,300
Operating segments | Legal
Employees
Number of employees	11,800	11,800	11,300
Average number of employees during the year	11,800	11,900	10,900
Operating segments | Exhibitions
Employees
Number of employees	3,300	3,500	3,300
Average number of employees during the year	3,500	3,500	3,300
Corporate/shared functions
Employees
Number of employees	600	600	800
Average number of employees during the year	600	600	800